SUPPLEMENT TO THE PROSPECTUS OF
 WELLS FARGO WEALTHBUILDER FUNDS
For the Wells Fargo WealthBuilder Conservative Allocation Fund
 Wells Fargo WealthBuilder Equity Fund
 Wells Fargo WealthBuilder Growth Allocation Fund
 Wells Fargo WealthBuilder Growth Balanced Fund
 Wells Fargo WealthBuilder Moderate Balanced Fund
 (each, a "Fund" and together, the "Funds")

Wells Fargo WealthBuilder Conservative Allocation Fund
 The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses[2]	1.29%	2.04%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers2,[3]	1.29%	2.04%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.

3.

The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$699	$307	$207
3 Years	$960	$640	$640
5 Years	$1,242	$1,098	$1,098
10 Years	$2,042	$2,369	$2,369

Wells Fargo WealthBuilder Equity Fund
 The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.77%	0.77%
Total Annual Fund Operating Expenses[1]	1.52%	2.27%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.52%	2.27%
1.

The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.

2.

The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$721	$330	$230
3 Years	$1,028	$709	$709
5 Years	$1,356	$1,215	$1,215
10 Years	$2,283	$2,605	$2,605

Wells Fargo WealthBuilder Growth Allocation Fund
 The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.75%	0.75%
Total Annual Fund Operating Expenses[1]	1.51%	2.26%
Fee Waivers	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.50%	2.25%
1.

The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.

2.

The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$719	$328	$228
3 Years	$1,024	$705	$705
5 Years	$1,350	$1,209	$1,209
10 Years	$2,272	$2,594	$2,594

Wells Fargo WealthBuilder Growth Balanced Fund
 The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.69%	0.69%
Total Annual Fund Operating Expenses[1]	1.43%	2.18%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.43%	2.18%
1.

The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.

2.

The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$712	$321	$221
3 Years	$1,001	$682	$682
5 Years	$1,312	$1,170	$1,170
10 Years	$2,190	$2,513	$2,513

Wells Fargo WealthBuilder Moderate Balanced Fund
 The tables titled Annual Fund Operating Expenses and Example of Expenses in the "Fund Summary - Fees and Expenses" are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.61%	0.61%
Total Annual Fund Operating Expenses[1]	1.35%	2.10%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.35%	2.10%
1.

The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.

2.

The Manager has contractually committed through September 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A and 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap.  After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$705	$313	$213
3 Years	$978	$658	$658
5 Years	$1,272	$1,129	$1,129
10 Years	$2,105	$2,431	$2,431
October 13, 2017	WBP107/P810SP